Vessel Held for Sale (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Long Lived Assets Held-for-sale [Line Items]
Vessel held for sale	$ 125,000		$ 125,000		$ 0
Impairment loss	17,193	$ 0	17,193	$ 0
MSC Cristina
Long Lived Assets Held-for-sale [Line Items]
Vessel held for sale	$ 125,000		125,000
Impairment loss			$ 17,193